Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2011
Accounts Receivable

Accounts receivable:

	June 30, 2011	December 31, 2010
Trade accounts receivable	$312,602	$249,998
Related party receivables	26,063	51,046
Unbilled revenue	51,078	42,747
Other receivables	1,167	2,353

	390,910	346,144
Allowance for doubtful accounts	3,780	4,160

	$387,130	$341,984